As filed with the U.S. Securities and Exchange Commission on December 8, 2023
1933 Act Registration No. 333-273036

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]	Pre-Effective Amendment No. ____
[X]	Post-Effective Amendment No. 1

(Check appropriate box or boxes)

ARISTOTLE FUNDS SERIES TRUST
(Exact name of registrant as specified in charter)
11100 Santa Monica Blvd., Suite 1700
Los Angeles, CA 90025
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (310) 478-4005

Richard Schweitzer
c/o Aristotle Investment Services, LLC
11100 Santa Monica Blvd., Suite 1700
Los Angeles, CA 90025
(Name and Address of Agent for Service)

With a copy to:
Elizabeth Reza, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 hereby incorporates by reference Part A and Part B of the Registrant's Registration Statement on Form N-14 (File No. 333-273036) filed with the Securities and Exchange Commission on August 17, 2023 pursuant to Rule 497 under the Securities Act of 1933, as amended.

This Post-Effective Amendment No. 1 is being filed solely for the purpose of filing as an exhibit to this Registration Statement the final tax opinions of Ropes & Gray LLP.

PART C
OTHER INFORMATION

Item 15.    Indemnification
Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust and to the Registrant’s By-Laws.

Title 12, Chapter 38, Section 3817 of the Delaware Code and Article VIII of the Registrant’s Agreement and Declaration of Trust as filed as Exhibit (a)(1) to the Registrant’s registration statement provides for indemnification of the Registrant’s trustees and/or officers for certain liabilities. Certain agreements to which the Registrant is a party filed as an exhibit to the Registrant’s registration statement provide for indemnification for certain liabilities for the trustees, officers and/or certain affiliated persons of the Registrant. The Registrant has also entered into Indemnification Agreements with each of its trustees which provide that the Registrant shall advance expenses and indemnify and hold harmless each trustee in certain circumstances against any expenses incurred by a trustee in any proceeding arising out of or in connection with the trustee’s service to the Registrant, to the fullest extent authorized by applicable law.

Insofar as indemnification by the Registrant for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.    Exhibits

(1)		Registrant’s Agreement and Declaration of Trust, incorporated by reference to Exhibit (a)(1) to Registrant’s Registration Statement filed on Form N-1A via EDGAR on January 13, 2023.
(2)		Registrant’s By-Laws, as now in effect, incorporated by reference to Exhibit (b)(1) to Registrant’s Registration Statement filed on Form N-1A via EDGAR on January 13, 2023.
(3)		Not applicable.
(4)	(a)
Agreement and Plan of Reorganization for Aristotle/Saul Global Equity Fund and Aristotle Value Equity Fund is incorporated by reference to Exhibit (4)(a) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on August 17, 2023.

(b)
Agreement and Plan of Reorganization for Aristotle International Equity Fund, Aristotle Core Equity Fund and Aristotle Small Cap Equity Fund is incorporated by reference to Exhibit (4)(b) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on August 17, 2023.

(5)		Certificates for Shares will not be issued. Articles II, VI, and VII of the Declaration of Trust and Articles I and V of the By-Laws define the rights of holders of the Shares.
(6)	(a)
Investment Advisory Agreement between the Registrant and Aristotle Investment Services, LLC (“AIS”) is incorporated by reference to Exhibit (d)(1)(I) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(b)(i)
Phase II Fee Waiver Agreement between AIS and the Registrant is incorporated by reference to Exhibit (d)(1)(iii) to Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed on Form N-1A via EDGAR on July 28, 2023.

(c)
Subadvisory Agreement between AIS and Aristotle Atlantic Partners, LLC is incorporated by reference to Exhibit (d)(2) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(d)
Subadvisory Agreement between AIS and Aristotle Capital Boston, LLC is incorporated by reference to Exhibit (d)(3) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(e)
Subadvisory Agreement between AIS and Aristotle Capital Management, LLC is incorporated by reference to Exhibit (d)(4) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(7)
Distribution Agreement between the Registrant and Foreside Financial Services, LLC incorporated by reference to Exhibit (e)(1)(I) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(8)		Not Applicable.
(9)	(a)	Custodian Agreement is incorporated by reference to Exhibit (g)(1)(I) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.
(10)
Amended and Restated Multi-Class Plan for the Registrant is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 2 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on June 29, 2023.

(11)
Opinion of Richards, Layton & Finger, P.A. as to the legality of shares being registered is incorporated by reference to Exhibit (11) to Registrant’s Registration Statement on Form N-14 filed via EDGAR on June 29, 2023.

(12)	(a)	Opinion of Ropes & Gray LLP supporting the tax matters (Aristotle Value Equity Fund) - filed herewith
	(b)	Opinion of Ropes & Gray LLP supporting the tax matters (Aristotle/Saul Global Equity Fund) - filed herewith
	(c)	Opinion of Ropes & Gray LLP supporting the tax matters (Aristotle International Equity Fund) - filed herewith
	(d)	Opinion of Ropes & Gray LLP supporting the tax matters (Aristotle Core Equity Fund) - filed herewith
	(e)	Opinion of Ropes & Gray LLP supporting the tax matters (Aristotle Small Cap Equity Fund) - filed herewith
(13)	(a)
Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Exhibit (h)(1)(I) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(b)(i)
Supervision and Administration Agreement between the Registrant and AIS is incorporated by reference to Exhibit (h)(1)(I) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(b)(ii)
Amendment to Schedule A to the Supervision and Administration Agreement is incorporated by reference to Exhibit (h)(2)(iii) to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement filed on Form N-1A via EDGAR on July 28, 2023.

(c)
Fund Sub-Administration Servicing Agreement between Aristotle Investment Services, LLC and U.S. Bancorp Fund Services, LLC is incorporated by reference to Exhibit (h)(3)(i) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(d)
Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Exhibit (h)(4)(i) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(E)
Form of Indemnification Agreement between the Registrant and each trustee of the Trust, incorporated by reference to Exhibit (h)(5) to the Registrant’s Registration Statement filed on Form N-1A via EDGAR on April 10, 2023.

(14)
Consent of Independent Registered Public Accounting Firm is incorporated by reference to Exhibit (14) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on August 17, 2023.

(15)		Not Applicable.
(16)		Power of Attorney, incorporated by reference to Exhibit (16) of the Registrant’s Registration Statement filed on Form N-14 via EDGAR on January 13, 2023.
(17)		Form of Proxy Card is incorporated by reference to Exhibit (17) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on Form N-1A via EDGAR on August 17, 2023.

Item 17.    Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file an opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this registration statement within a reasonable time after receipt of such opinion.

(4) The undersigned Registrant agrees to file any additional material contracts of the Registrant with an amendment to this registration statement within a reasonable time after the execution of such contracts.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Los Angeles, State of California on December 8, 2023.

Aristotle Funds Series Trust

By:

/s/ Richard Schweitzer
Richard Schweitzer
President and Trustee

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ Richard Schweitzer	President and Trustee (Principal Executive Officer)	December 8, 2023
Richard Schweitzer

/s/ Joshua B. Schwab	Treasurer and Vice President (Principal Financial Officer and Principal Accounting Officer)	December 8, 2023
Joshua B. Schwab

*	Trustee	December 8, 2023
Joseph Chi

*	Trustee	December 8, 2023
Wendy Greuel

*	Trustee	December 8, 2023
Warren A. Henderson

*	Trustee	December 8, 2023
Dennis R. Sugino

* By:     /s/ Richard Schweitzer
Richard Schweitzer, as Attorney-in-Fact

Exhibit Index

(12)(a)	Opinion of Ropes & Gray LLP supporting the tax matters (Aristotle Value Equity Fund)
(12)(b)	Opinion of Ropes & Gray LLP supporting the tax matters (Aristotle/Saul Global Equity Fund)
(12)(c)	Opinion of Ropes & Gray LLP supporting the tax matters (Aristotle International Equity Fund)
(12)(d)	Opinion of Ropes & Gray LLP supporting the tax matters (Aristotle Core Equity Fund)
(12)(e)	Opinion of Ropes & Gray LLP supporting the tax matters (Aristotle Small Cap Equity Fund)